Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Arconic Inc.	88,357	$2,646,292

Airlines — 2.0%
Alaska Air Group Inc.	28,112	1,815,754
American Airlines Group Inc.	88,929	2,386,854
JetBlue Airways Corp.(a)	65,717	1,303,168
United Airlines Holdings Inc.(a)	49,638	3,712,923

		9,218,699

Auto Components — 1.0%
Autoliv Inc.	17,932	1,374,129
BorgWarner Inc.	47,122	1,615,814
Lear Corp.	12,561	1,547,264

		4,537,207

Automobiles — 0.2%
Harley-Davidson Inc.	35,122	1,173,075

Banks — 7.5%
BOK Financial Corp.	7,259	572,735
Citizens Financial Group Inc.	99,158	3,696,610
Comerica Inc.	32,884	2,011,186
Cullen/Frost Bankers Inc.	12,961	1,155,603
Fifth Third Bancorp.	161,873	4,605,287
Huntington Bancshares Inc./OH	235,569	3,196,671
KeyCorp.	224,666	4,203,501
M&T Bank Corp.	30,100	5,072,452
People’s United Financial Inc.	101,392	1,563,465
Popular Inc.	22,021	1,232,295
Regions Financial Corp.	220,032	3,425,898
Synovus Financial Corp.	33,359	1,168,232
TCF Financial Corp.	35,026	1,480,899
Zions Bancorp. N.A.	38,898	1,769,470

		35,154,304

Beverages — 0.5%
Molson Coors Beverage Co., Class B	42,852	2,381,714

Building Products — 0.8%
Fortune Brands Home & Security Inc.	31,749	2,181,474
Owens Corning	24,839	1,502,511

		3,683,985

Capital Markets — 3.1%
E*TRADE Financial Corp.	51,531	2,196,251
Franklin Resources Inc.	63,685	1,611,231
Invesco Ltd.	84,993	1,470,379
State Street Corp.	82,941	6,272,828
TD Ameritrade Holding Corp.	60,417	2,868,599

		14,419,288

Chemicals — 2.6%
Albemarle Corp.	24,204	1,943,097
Celanese Corp.	27,571	2,853,598
Corteva Inc.(a)	170,708	4,936,875
Eastman Chemical Co.	31,018	2,210,653
Westlake Chemical Corp.	7,888	482,746

		12,426,969

Commercial Services & Supplies — 0.0%
ADT Inc.(b)	23,694	146,903

Communications Equipment — 0.4%
Juniper Networks Inc.	76,390	1,752,387

Security	Shares	Value

Construction & Engineering — 0.6%
AECOM(a)(b)	35,864	$1,729,721
Quanta Services Inc.	32,392	1,268,147

		2,997,868

Consumer Finance — 2.8%
Ally Financial Inc.	86,693	2,776,777
Discover Financial Services	71,501	5,371,870
Santander Consumer USA Holdings Inc.	23,212	617,904
Synchrony Financial	135,603	4,394,893

		13,161,444

Containers & Packaging — 4.1%
Amcor PLC(a)	369,550	3,913,534
Avery Dennison Corp.	19,047	2,499,728
Crown Holdings Inc.(a)	30,920	2,289,008
International Paper Co.	89,441	3,642,038
Packaging Corp. of America	21,594	2,067,625
Sealed Air Corp.	35,174	1,248,677
Sonoco Products Co.	22,786	1,301,992
Westrock Co.	58,825	2,294,175

		19,256,777

Distributors — 0.7%
Genuine Parts Co.	33,141	3,101,003

Diversified Financial Services — 0.8%
Equitable Holdings Inc.	100,453	2,412,881
Jefferies Financial Group Inc.	57,340	1,240,838

		3,653,719

Diversified Telecommunication Services — 0.6%
CenturyLink Inc.	223,811	3,057,258

Electric Utilities — 9.2%
Alliant Energy Corp.	54,824	3,254,353
Avangrid Inc.	12,662	674,378
Edison International	81,796	6,261,484
Entergy Corp.	45,415	5,972,981
Evergy Inc.	51,984	3,751,165
Eversource Energy	73,849	6,826,601
FirstEnergy Corp.	123,244	6,259,563
OGE Energy Corp.	45,678	2,094,336
Pinnacle West Capital Corp.	25,643	2,505,065
PPL Corp.	164,922	5,968,527

		43,568,453

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)	18,598	1,412,332
Corning Inc.	175,432	4,682,280
Flex Ltd.(a)(b)	116,092	1,526,610

		7,621,222

Energy Equipment & Services — 0.9%
Halliburton Co.	200,225	4,366,907

Equity Real Estate Investment Trusts (REITs) — 5.7%
Brixmor Property Group Inc.	68,043	1,358,138
EPR Properties	17,860	1,274,668
Host Hotels & Resorts Inc.	163,586	2,672,995
Kimco Realty Corp.	96,367	1,835,791
Lamar Advertising Co., Class A	19,634	1,822,232
Medical Properties Trust Inc.	118,027	2,614,298
National Retail Properties Inc.	39,071	2,187,976
Omega Healthcare Investors Inc.	49,854	2,091,375
Park Hotels & Resorts Inc.	54,493	1,195,577

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	18,610	$1,712,865
Ventas Inc.	85,020	4,919,257
WP Carey Inc.	39,296	3,305,580

		26,990,752

Food & Staples Retailing — 1.0%
Kroger Co. (The)	182,934	4,913,607

Food Products — 5.6%
Archer-Daniels-Midland Co.	126,979	5,683,580
Bunge Ltd.	32,315	1,694,275
Campbell Soup Co.	38,556	1,865,725
Conagra Brands Inc.	111,005	3,654,285
Ingredion Inc.	15,252	1,342,176
JM Smucker Co. (The)	26,016	2,695,518
Kellogg Co.	56,796	3,874,055
Tyson Foods Inc., Class A	67,331	5,563,560

		26,373,174

Gas Utilities — 0.4%
UGI Corp.	47,690	1,983,427

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings Inc.	46,916	6,938,876

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	34,288	2,933,681
Cardinal Health Inc.	66,716	3,416,526
Henry Schein Inc.(a)	33,477	2,307,905
Laboratory Corp. of America Holdings(a)	22,148	3,884,759
McKesson Corp.	41,100	5,861,271
Quest Diagnostics Inc.	30,724	3,400,225
Universal Health Services Inc., Class B	18,322	2,512,130

		24,316,497

Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment Corp.(a)	127,407	1,741,654
Carnival Corp.	91,367	3,977,206
Norwegian Cruise Line Holdings Ltd.(a)	48,530	2,613,340

		8,332,200

Household Durables — 1.5%
Mohawk Industries Inc.(a)	13,571	1,787,029
Newell Brands Inc.	86,995	1,699,012
Toll Brothers Inc.	29,409	1,304,583
Whirlpool Corp.	14,420	2,107,772

		6,898,396

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp./VA	151,432	3,007,440

Insurance — 5.7%
American Financial Group Inc./OH	17,081	1,858,242
Assurant Inc.	13,839	1,806,820
Athene Holding Ltd., Class A(a)	27,004	1,176,294
Fidelity National Financial Inc.	62,745	3,058,819
First American Financial Corp.	25,655	1,590,097
Globe Life Inc.	22,725	2,369,308
Hartford Financial Services Group Inc. (The)	82,211	4,873,468
Lincoln National Corp.	45,239	2,464,621
Old Republic International Corp.	65,174	1,469,674
Principal Financial Group Inc.	58,903	3,118,914
Reinsurance Group of America Inc.	14,283	2,057,466
Unum Group	46,954	1,253,202

		27,096,925

Security	Shares	Value

IT Services — 0.9%
DXC Technology Co.	58,408	$1,862,047
Western Union Co. (The)	95,631	2,572,474

		4,434,521

Machinery — 3.4%
Allison Transmission Holdings Inc.	27,141	1,199,632
PACCAR Inc.	78,893	5,854,650
Pentair PLC	38,370	1,647,224
Snap-on Inc.	12,515	1,997,770
Stanley Black & Decker Inc.	34,674	5,524,608

		16,223,884

Media — 3.8%
DISH Network Corp., Class A(a)	58,414	2,147,299
Fox Corp., Class A, NVS	80,863	2,998,400
Fox Corp., Class B(a)	36,961	1,342,793
Interpublic Group of Companies Inc. (The)	88,471	2,008,292
News Corp., Class A, NVS	88,449	1,204,675
News Corp., Class B	27,720	387,248
Omnicom Group Inc.	49,664	3,740,196
ViacomCBS Inc., Class B, NVS	123,264	4,207,000

		18,035,903

Metals & Mining — 2.2%
Freeport-McMoRan Inc.	330,950	3,673,545
Nucor Corp.	69,163	3,284,551
Reliance Steel & Aluminum Co.	15,214	1,746,567
Steel Dynamics Inc.	49,189	1,469,767

		10,174,430

Mortgage Real Estate Investment — 1.8%
AGNC Investment Corp.	123,402	2,294,043
Annaly Capital Management Inc.	326,204	3,183,751
New Residential Investment Corp.	94,884	1,588,358
Starwood Property Trust Inc.	64,374	1,651,837

		8,717,989

Multi-Utilities — 4.6%
Ameren Corp.	56,119	4,604,564
CenterPoint Energy Inc.	114,560	3,033,549
CMS Energy Corp.	64,744	4,435,611
DTE Energy Co.	43,819	5,810,838
MDU Resources Group Inc.	45,615	1,350,660
NiSource Inc.	85,207	2,497,417

		21,732,639

Multiline Retail — 0.5%
Kohl’s Corp.	35,746	1,528,142
Nordstrom Inc.	24,386	898,868

		2,427,010

Oil, Gas & Consumable Fuels — 3.2%
Apache Corp.	85,773	2,353,611
Devon Energy Corp.	88,283	1,917,507
Hess Corp.	59,077	3,341,986
HollyFrontier Corp.	33,900	1,522,788
Marathon Oil Corp.	182,462	2,074,593
Noble Energy Inc.	109,099	2,156,887
Targa Resources Corp.	53,109	1,938,478

		15,305,850

Personal Products — 0.3%
Coty Inc., Class A	67,284	690,334
Herbalife Nutrition Ltd.(a)	21,124	820,667

		1,511,001

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.9%
Mylan NV(a)	117,729	$2,521,755
Perrigo Co. PLC	31,082	1,772,918

		4,294,673

Professional Services — 0.6%
ManpowerGroup Inc.	13,422	1,227,979
Nielsen Holdings PLC	81,237	1,657,235

		2,885,214

Road & Rail — 0.1%
AMERCO	1,830	679,424

Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp.(a)	93,690	2,168,924

Software — 0.8%
NortonLifeLock Inc.	130,788	3,716,995

Specialty Retail — 1.1%
Best Buy Co. Inc.	51,943	4,399,053
Gap Inc. (The)	48,437	843,288

		5,242,341

Technology Hardware, Storage & Peripherals — 4.7%
Dell Technologies Inc., Class C(a)	35,417	1,727,287
Hewlett Packard Enterprise Co.	295,158	4,111,551
HP Inc.	338,021	7,206,608
Seagate Technology PLC	52,733	3,005,254
Western Digital Corp.	67,837	4,443,323
Xerox Holdings Corp.(a)	42,455	1,510,124

		22,004,147

Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	82,335	1,132,930
PVH Corp.	16,925	1,475,352

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	62,990	$1,623,252

		4,231,534

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp. Inc.	106,386	1,176,629

Total Common Stocks — 99.6% (Cost: $429,906,627)		470,139,876

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	517,766	518,076
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,262,000	1,262,000

		1,780,076

Total Short-Term Investments — 0.4% (Cost: $1,779,766)		1,780,076

Total Investments in Securities — 100.0% (Cost: $431,686,393)		471,919,952

Other Assets, Less Liabilities — (0.0)%		(214,755)

Net Assets — 100.0%		$471,705,197

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,184,023	(3,666,257)	517,766	$518,076	$18,271	(b)	$648		$(138)
BlackRock Cash Funds: Treasury, SL Agency Shares	336,338	925,662	1,262,000	1,262,000	10,553		—		—

				$1,780,076	$28,824		$648		$(138)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Utilities Index	4	03/20/20	$278	$16,091
S&P MidCap 400 E-Mini	6	03/20/20	1,204	(28,006)

				$(11,915)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$470,139,876	$—	$—	$470,139,876
Money Market Funds	1,780,076	—	—	1,780,076

	$471,919,952	$—	$—	$471,919,952

Derivative financial instruments(a)
Assets
Futures Contracts	$16,091	$—	$—	$16,091
Liabilities
Futures Contracts	(28,006)	—	—	(28,006)

	$(11,915)	$—	$—	$(11,915)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4